PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expense and Other Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

	December 31,
	2023	2022
Government authorities	$90,455	$88,790
Interest receivable	1,124	869
Prepaid expenses	90,017	95,088
Other	16,371	20,007
	$197,967	$204,754